INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor
Reconciliation of effective tax rate on earnings (loss) from continuing operations before income taxes and the U.S. federal income tax statutory rate
Income tax expense (benefit) at the federal statutory rate	$ (13,470)	$ 34,902	$ 21,600	$ (26,730)
Effect of:
State income taxes	(1,930)	1,479	2,500	2,015
Change in ASC 740 (formerly FIN 48) reserve		2,193		(5,400)
Federal credits		(2,600)
Change in net operating loss carryforward for excess tax deductions		(28,206)
Permanent items	20	537	100	825
Other items		(6,088)
Valuation allowance	18,880	(265,600)	(21,700)	31,305
Total provision (benefit) from continuing operations	$ 3,500	$ (263,383)	$ 2,500	$ 2,015
Effective income tax rate (as a percent)	(9.10%)	(264.10%)	4.00%	(2.60%)